Reserve for Share Based Payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Balance, amount	$ 34,326,005	$ 36,254,043	$ 35,156,483
Issue of restricted stock unit
Share based compensation - RSUs		49,981	262,929
Share based compensation - Stock options	236,000	1,614,000	1,725,000
RSU forfeited		(65,098)	(123,569)
Conversion component of convertible loans	174,000	310,000	625,000
Transfer of reserve on conversion of convertible loans
Transfer of reserve on exercise of stock options
Balance, amount	19,663,791	34,326,005	36,254,043
Reserve of share-based payments [member]
Balance, amount	9,394,394	7,674,233	1,066,863
Issue of restricted stock unit		(188,722)	(1,040,990)
Share based compensation - RSUs		49,981	262,929
Share based compensation - Stock options	236,000	1,614,000	1,725,000
RSU forfeited		(65,098)	(123,569)
Conversion component of convertible loans	174,000	310,000	625,000
Transfer of reserve on conversion of convertible loans	(1,402,631)
Transfer of reserve on exercise of stock options	(27,722)
Balance, amount	$ 8,374,041	$ 9,394,394	$ 7,674,233